Columbia Small Cap Value Fund II
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.1%
Media 0.6%
Magnite, Inc.(a)	288,960	4,727,386
Wireless Telecommunication Services 1.5%
Telephone and Data Systems, Inc.	367,990	12,644,136
Total Communication Services		17,371,522
Consumer Discretionary 10.6%
Automobile Components 1.3%
Patrick Industries, Inc.	125,530	10,778,006
Broadline Retail 0.5%
Savers Value Village, Inc.(a)	380,750	3,815,115
Diversified Consumer Services 2.6%
Laureate Education, Inc., Class A(a)	478,012	10,755,270
Perdoceo Education Corp.	289,158	9,842,938
Total		20,598,208
Household Durables 2.8%
Cavco Industries, Inc.(a)	12,570	5,450,289
Newell Brands, Inc.	1,242,960	6,587,688
Taylor Morrison Home Corp., Class A(a)	194,303	10,935,373
Total		22,973,350
Specialty Retail 2.5%
Group 1 Automotive, Inc.	24,912	10,560,695
Urban Outfitters, Inc.(a)	140,700	9,834,930
Total		20,395,625
Textiles, Apparel & Luxury Goods 0.9%
Kontoor Brands, Inc.	104,135	7,143,661
Total Consumer Discretionary		85,703,965
Consumer Staples 4.5%
Consumer Staples Distribution & Retail 1.2%
PriceSmart, Inc.	92,560	9,994,629
Food Products 2.6%
Cal-Maine Foods, Inc.	120,920	11,599,856
Dole PLC	366,010	5,182,702
TreeHouse Foods, Inc.(a)	171,340	3,848,296
Total		20,630,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.7%
Edgewell Personal Care Co.	208,670	5,763,465
Total Consumer Staples		36,388,948
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
CNX Resources Corp.(a)	361,220	11,660,182
Gulfport Energy Corp.(a)	65,984	12,635,936
HF Sinclair Corp.	237,110	8,566,784
Teekay Tankers Ltd., Class A	119,820	5,294,846
World Kinect Corp.	233,180	6,386,800
Total		44,544,548
Total Energy		44,544,548
Financials 22.8%
Banks 9.3%
Bank of NT Butterfield & Son Ltd. (The)	183,730	7,746,057
BankUnited, Inc.	315,128	10,708,049
Columbia Banking System, Inc.	357,710	8,363,260
Fulton Financial Corp.	599,623	10,343,497
Hancock Whitney Corp.	206,923	11,312,480
Popular, Inc.	72,691	7,525,699
WaFd, Inc.	291,935	8,296,793
Zions Bancorp	226,757	10,739,212
Total		75,035,047
Capital Markets 3.1%
Lazard, Inc.	218,387	9,477,996
StoneX Group, Inc.(a)	179,695	15,212,080
Total		24,690,076
Consumer Finance 1.2%
FirstCash Holdings, Inc.	77,510	9,914,304
Financial Services 6.7%
Banco Latinoamericano de Comercio Exterior SA, Class E	136,950	5,617,689
Essent Group Ltd.	251,773	14,602,834
EVERTEC, Inc.	221,870	8,038,350

Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PennyMac Financial Services, Inc.	92,586	8,888,256
Radian Group, Inc.	494,521	16,887,892
Total		54,035,021
Insurance 1.4%
Assured Guaranty Ltd.	138,269	11,690,644
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Dynex Capital, Inc.	421,340	5,072,934
Two Harbors Investment Corp.	397,260	4,206,983
Total		9,279,917
Total Financials		184,645,009
Health Care 9.1%
Biotechnology 1.7%
BioCryst Pharmaceuticals, Inc.(a)	424,399	4,562,289
BridgeBio Pharma, Inc.(a)	207,520	7,107,560
MiMedx Group, Inc.(a)	417,150	2,682,275
Total		14,352,124
Health Care Equipment & Supplies 1.5%
ICU Medical, Inc.(a)	88,670	11,958,036
Health Care Providers & Services 2.5%
Addus HomeCare Corp.(a)	70,220	7,788,100
Ardent Health Partners, Inc.(a)	412,460	5,972,421
Astrana Health, Inc.(a)	113,030	2,802,014
Pediatrix Medical Group, Inc.(a)	253,260	3,583,629
Total		20,146,164
Health Care Technology 0.5%
Teladoc Health, Inc.(a)	569,720	3,942,462
Pharmaceuticals 2.9%
Amneal Pharmaceuticals, Inc.(a)	1,121,364	8,208,384
ANI Pharmaceuticals, Inc.(a)	76,810	4,510,283
Perrigo Co. PLC	396,380	10,611,093
Total		23,329,760
Total Health Care		73,728,546
Industrials 20.2%
Aerospace & Defense 1.1%
Moog, Inc., Class A	48,951	9,071,110
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.1%
AZZ, Inc.	92,980	8,432,356
Griffon Corp.	122,214	8,402,213
UFP Industries, Inc.	84,349	8,229,088
Total		25,063,657
Commercial Services & Supplies 2.0%
Brink’s Co. (The)	112,420	9,225,185
HNI Corp.	150,713	7,012,676
Total		16,237,861
Construction & Engineering 0.8%
Dycom Industries, Inc.(a)	28,460	6,543,523
Electrical Equipment 2.0%
EnerSys	105,350	8,810,421
Sunrun, Inc.(a)	929,780	6,964,052
Total		15,774,473
Ground Transportation 1.9%
ArcBest Corp.	82,696	5,184,212
Ryder System, Inc.	67,310	9,903,320
Total		15,087,532
Machinery 3.2%
Greenbrier Companies, Inc. (The)	131,730	5,937,071
Helios Technologies, Inc.	114,840	3,481,949
SPX Technologies, Inc.(a)	47,180	7,175,606
Worthington Enterprises, Inc.	160,150	9,434,437
Total		26,029,063
Marine Transportation 1.3%
Kirby Corp.(a)	95,212	10,534,256
Passenger Airlines 0.9%
Alaska Air Group, Inc.(a)	148,015	7,538,404
Professional Services 2.4%
Korn/Ferry International	198,860	13,524,468
Legalzoom.com, Inc.(a)	620,130	5,661,787
Total		19,186,255
Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.5%
MRC Global, Inc.(a)	343,180	4,258,864
Rush Enterprises, Inc., Class A	159,020	7,895,343
Total		12,154,207
Total Industrials		163,220,341
Information Technology 7.5%
Communications Equipment 1.3%
Digi International, Inc.(a)	141,390	4,582,450
Netscout Systems, Inc.(a)	247,640	5,656,098
Total		10,238,548
Electronic Equipment, Instruments & Components 4.4%
Crane NXT Co.	230,884	12,377,691
CTS Corp.	109,560	4,457,996
TTM Technologies, Inc.(a)	364,030	10,869,936
Vontier Corp.	228,824	8,180,458
Total		35,886,081
Software 1.8%
Clear Secure, Inc., Class A	243,963	6,038,084
Progress Software Corp.	146,002	8,987,883
Total		15,025,967
Total Information Technology		61,150,596
Materials 6.5%
Chemicals 4.3%
Avient Corp.	353,708	12,779,470
Cabot Corp.	93,647	6,994,494
Minerals Technologies, Inc.	105,840	6,009,595
Scotts Miracle-Gro Co. (The), Class A	156,751	9,336,090
Total		35,119,649
Metals & Mining 2.2%
Commercial Metals Co.	246,030	11,462,538
MP Materials Corp.(a)	280,290	6,107,519
Total		17,570,057
Total Materials		52,689,706
Real Estate 7.2%
Diversified REITs 0.6%
American Assets Trust, Inc.	227,267	4,531,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.0%
Cousins Properties, Inc.	302,801	8,499,624
Real Estate Management & Development 1.5%
Marcus & Millichap, Inc.	157,830	4,547,082
Newmark Group, Inc., Class A	671,090	7,388,701
Total		11,935,783
Retail REITs 1.5%
Macerich Co. (The)	761,472	12,320,617
Specialized REITs 2.6%
Outfront Media, Inc.	631,910	10,439,153
PotlatchDeltic Corp.	272,090	10,704,021
Total		21,143,174
Total Real Estate		58,430,902
Utilities 3.2%
Electric Utilities 1.6%
Portland General Electric Co.	294,401	12,482,603
Gas Utilities 1.6%
National Fuel Gas Co.	82,740	6,829,360
UGI Corp.	174,990	6,310,139
Total		13,139,499
Total Utilities		25,622,102
Total Common Stocks (Cost $724,875,134)		803,496,185

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	24,380	3,677,235
Total Exchange-Traded Equity Funds (Cost $3,342,401)		3,677,235

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 4.495%(b),(c)	4,176,738	4,175,485
Total Money Market Funds (Cost $4,175,345)		4,175,485
Total Investments in Securities (Cost: $732,392,880)		811,348,905
Other Assets & Liabilities, Net		(1,355,634)
Net Assets		809,993,271

Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	6,664,460	43,395,175	(45,883,620)	(530)	4,175,485	(1,046)	49,979	4,176,738
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund II  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT230_02_R01_(07/25)